FINANCIAL INSTRUMENTS (Fair Value and Carrying Value) (Details) (USD $)	Jun. 30, 2014	Dec. 31, 2013
Non-derivatives:
Available for sale securities	$ 61,889,000	$ 76,925,000
Carrying Value [Member]
Non-derivatives:
Available for sale securities	61,889,000	76,925,000
Floating rate NOK bonds due 2014	0	71,854,000
Floating rate NOK bonds due 2017	93,231,000	92,483,000
Floating rate NOK bonds due 2019	145,388,000	0
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	7,320,000	16,633,000
Interest rate/ currency swap contracts – short-term payables	2,568,000	5,705,000
Interest rate/ currency swap contracts – long-term payables	59,980,000	56,490,000
Fair Value [Member]
Non-derivatives:
Available for sale securities	61,889,000	76,925,000
Floating rate NOK bonds due 2014	0	72,032,000
Floating rate NOK bonds due 2017	97,152,000	93,752,000
Floating rate NOK bonds due 2019	145,387,000	0
Derivatives:
Interest rate/ currency swap contracts – long-term receivables	7,320,000	16,633,000
Interest rate/ currency swap contracts – short-term payables	2,568,000	5,705,000
Interest rate/ currency swap contracts – long-term payables	59,980,000	56,490,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	125,000,000	125,000,000
3.75% Senior Unsecured Convertible Bonds Due 2016 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	135,516,000	130,589,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Carrying Value [Member]
Non-derivatives:
Unsecured convertible bonds	350,000,000	350,000,000
Senior Unsecured Convertible Bonds Due 2018 [Member] | Fair Value [Member]
Non-derivatives:
Unsecured convertible bonds	398,598,000	359,307,000
Not Designated as Hedging Instrument [Member]
Derivatives:
Long term receivables, non-designated swap contracts	6,700,000	10,100,000
Short term payables, non-designated swap contracts	600,000	100,000
Long term payables, non-designated swap contracts	$ 2,300,000	$ 3,600,000